FINANCIAL INSTRUMENTS - Schedule of Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 493,329	$ 523,887
Recurring fair value measurement
Disclosure of fair value measurement of liabilities [line items]
Liabilities	264	2,654
Recurring fair value measurement | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	152	293
Recurring fair value measurement | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Recurring fair value measurement | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	112	2,361	$ 27,383
Recurring fair value measurement | Earnout liabilities
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	1,411
Recurring fair value measurement | Earnout liabilities | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Recurring fair value measurement | Earnout liabilities | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Recurring fair value measurement | Earnout liabilities | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	1,411	16,380
Recurring fair value measurement | Earn-in liabilities
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	782
Recurring fair value measurement | Earn-in liabilities | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Recurring fair value measurement | Earn-in liabilities | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Recurring fair value measurement | Earn-in liabilities | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	782	9,079
Recurring fair value measurement | Warrant liabilities
Disclosure of fair value measurement of liabilities [line items]
Liabilities	264	461
Recurring fair value measurement | Warrant liabilities | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	152	293
Recurring fair value measurement | Warrant liabilities | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Recurring fair value measurement | Warrant liabilities | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 112	$ 168	$ 1,924